Document and Entity Information	0 Months Ended
Jan. 20, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 20, 2015
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Jan. 20, 2015
Document Effective Date	Jan. 20, 2015
Prospectus Date	Dec. 19, 2014
Schroder Long Duration Investment-Grade Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	STWLX